Note 14 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Years Ended December 31
	2014	2013	2012

Cayman Islands	$(18,943)	$(22,116)	$(31,218)
Foreign	5,070	4,015	5,633

	$(13,873)	$(18,101)	$(25,585)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended December 31
	2014	2013	2012

Current	$1,106	$951	$1,002
Deferred	78	41	101

Income tax expense	$1,184	$992	$1,103

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31
	2014	2013	2012

Tax expense at statutory rate	$-	$-	$-
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	989	808	1,048
Changes in deferred income tax assets	(72)	(474)	156
Adjustments to prior years’ taxes	23	20	(2)
Changes in valuation allowances for deferred income tax assets	150	515	(55)
Other	94	123	(44)

	$1,184	$992	$1,103

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31
	2014	2013
Deferred income tax assets
Research and development credits	$5,858	$5,634
Net operating loss carryforwards	101	71
Depreciation and amortization	293	301
Accrued vacation and other expenses	98	174
	6,350	6,180
Valuation allowance	(6,219)	(6,069)

Total net deferred income tax assets	$131	$111

Deferred income tax liabilities
Unrealized capital allowance	$10	$16
Unrealized foreign exchanges	109	5

	$119	$21